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                       RREEF RREAL ESTATE SECURITIES FUND

                               SEMI-ANNUAL REPORT

                                  MAY 31, 2001

                                  (LOGO) RREEF
                        Real Estate Investment Managers

                  A % RoProperty Investment Management Company


     Shares of the RREEF RReal Estate Securities Fund are distributed by an independent third party, Sunstone Distribution Services, LLC.

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                       RREEF RREAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)

   Number
 of Shares                                                               Value
-----------                                                           ----------
                 COMMON STOCKS                     95.8%

                 APARTMENTS                        28.2%
   13,200             Apartment Investment & Management Co.             $605,484
   38,360             Archstone Communities Trust                        960,534
   13,820             AvalonBay Communities, Inc.                        640,281
    7,100             BRE Properties, Inc.                               212,645
   17,300             Camden Property Trust                              595,120
    2,000             Charles E. Smith Residential Realty, Inc.           96,700
   20,100             Equity Residential Properties Trust              1,078,365
    9,500             Essex Property Trust, Inc.                         446,025
    5,600             Gables Residential Trust                           158,144
    5,300             Summit Properties, Inc.                            129,850
                                                                      ----------
                                                                       4,923,148
                                                                      ----------
                 HOTELS                             2.4%
   14,400             Host Marriott Corp.                                186,336
    7,480             MeriStar Hospitality Corp.                         170,918
   22,650             Wyndham International, Inc.                         58,437
                                                                      ----------
                                                                         415,691
                                                                      ----------

                 INDUSTRIALS                       10.2%
   23,200             AMB Property Corp.                                 573,040
   21,700             Duke-Weeks Realty Corp.                            506,912
   12,700             Liberty Property Trust                             368,046
   15,500             ProLogis Trust                                     331,700
                                                                      ----------
                                                                       1,779,698
                                                                      ----------

                 MANUFACTURED HOUSING               0.4%
   2,000              Sun Communities, Inc.                               67,400
                                                                      ----------

                 OFFICE                            27.0%
13,700                Arden Realty, Inc.                                 337,294
24,750                CarrAmerica Realty Corp.                           693,495
47,566                Equity Office Properties Trust                   1,384,171
43,520                Highwoods Properties, Inc.                       1,085,824
26,390                Mack-Cali Realty Corp.                             725,197
29,470                Trizec Hahn Corp.                                  497,748
                                                                      ----------
                                                                       4,723,729
                                                                      ----------
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                       RREEF RREAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2001 (UNAUDITED)

   Number
 of Shares                                                               Value
-----------                                                           ----------
                 COMMON STOCKS (CONTINUED)

                 REAL ESTATE MANAGEMENT / SERVICES  1.7%
   14,500             Security Capital Group, Inc. - Class B*           $304,500

                 REGIONAL MALLS                    10.6%
   16,260             General Growth Properties, Inc.                    613,327
   45,590             Simon Property Group                             1,236,401
                                                                      ----------
                                                                       1,849,728
                                                                      ----------
                 RETAIL                            12.4%
   15,600             Chelsea GCA Realty, Inc.                           678,600
   30,800             Federal Realty Investment Trust                    642,180
   11,600             Kimco Realty Corp.                                 495,668
   15,000             Pan Pacific Retail Properties, Inc.                349,500
                                                                      ----------
                                                                       2,165,948
                                                                      ----------
                 SELF-STORAGE                       2.9%
   13,800             Public Storage, Inc.                               381,156
    3,500             Storage USA, Inc.                                  121,450
                                                                      ----------
                                                                         502,606
                                                                      ----------

                 TOTAL COMMON STOCKS (COST $15,145,000)               16,732,448
                                                                      ----------

 Principal
   Amount
 ---------
                      SHORT-TERM INVESTMENTS        2.6%

  $449,417            UMB Bank, n.a., Money Market Fiduciary             449,417
                                                                      ----------

                 TOTAL SHORT-TERM INVESTMENTS (COST $449,417)            449,417
                                                                      ----------

                 TOTAL INVESTMENTS
                     (COST $15,594,417)            98.4%              17,181,865

                 OTHER ASSETS LESS LIABILITIES      1.6%                 278,136
                                                                      ----------

                 NET ASSETS                       100.0%             $17,460,001
                                                                     ===========


 * Non-income producing
 See notes to financial statements.

                  RREEF RREAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001 (UNAUDITED)

ASSETS:
      Investments, at value (cost $15,594,417)  $17,181,865
      Cash                                          228,337
      Receivable for investments sold                65,473
      Interest and dividends receivable              64,593
      Prepaid expenses and other assets              10,571
                                                -----------

      Total Assets                               17,550,839
                                                -----------
LIABILITIES:
      Payable for securities purchased               76,737
      Accrued investment advisory fee                14,101
                                                -----------
      Total Liabilities                              90,838
                                                -----------
NET ASSETS                                      $17,460,001
                                                ===========
NET ASSETS CONSIST OF:
      Paid-in-capital                           $15,073,122
      Undistributed net investment income           141,376
      Accumulated undistributed net
         realized gain on investments               658,055
      Net unrealized appreciation
         on investments                           1,587,448
                                                -----------
NET ASSETS                                      $17,460,001
                                                ===========
SHARES OUTSTANDING, (no par value)                1,389,120
      (Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND                        $12.57
REDEMPTION PRICE PER SHARE

See notes to financial statements.

                  RREEF RREAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
      Dividends (net of foreign tax
         withholdings of $813)                     $ 486,982
      Interest                                         9,161
                                                   ---------
      Total Investment Income                        496,143
                                                   ---------
EXPENSES:
      Investment advisory fees                        76,549
      Trustees' fees and expenses                     15,074
                                                   ---------
      Total Expenses                                  91,623
                                                   ---------
NET INVESTMENT INCOME                                404,520
                                                   ---------
REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments               573,161
      Change in unrealized appreciation
         on investments                              568,111
                                                   ---------
      Net Gain on Investments                      1,141,272
                                                   ---------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $1,545,792
                                                  ==========
See notes to financial statements.

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                       RREEF RREAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                      MAY 31, 2001    YEAR ENDED
                                                      (UNAUDITED)  NOVEMBER 30, 2000
OPERATIONS:
      Net investment income                              $404,520       $484,512
      Net realized gain on investments                    573,161        365,661
      Change in unrealized appreciation on investments    568,111      1,019,337
                                                      -----------     ----------
      Net increase in net assets resulting
        from operations                                 1,545,792      1,869,510
                                                      -----------     ----------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                      4,854,133     13,867,310
       Proceeds from reinvestment of distributions        634,989        287,032
                                                      -----------     ----------
                                                        5,489,122     14,154,342

      Redemption of shares                            (2,463,442)    (2,206,910)
                                                      -----------     ----------
      Net increase from capital share transactions      3,025,680     11,947,432
                                                      -----------     ----------

DISTRIBUTIONS:
      Net investment income                             (240,459)      (338,187)
      Net realized gains                                (449,777)              -
                                                      -----------     ----------
      Total distributions                               (690,236)      (338,187)
                                                      -----------     ----------
TOTAL INCREASE IN NET ASSETS                            3,881,236     13,478,755

NET ASSETS:
      Beginning of period                              13,578,765        100,010
                                                      -----------     ----------
      End of period (includes undistributed
         net investment income of $141,376 and        $17,460,001    $13,578,765
         $90,976, respectively)                       ===========    ===========

TRANSACTIONS IN SHARES:
      Shares sold                                         403,536      1,291,175
      Shares issued in reinvestment of distributions       51,136         24,907
      Shares redeemed                                   (201,502)      (190,133)
                                                      -----------     ----------
      Net increase                                        253,170      1,125,949
                                                      ===========     ==========


See notes to financial statements.

                       RREEF RREAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS
                                         SIX MONTHS ENDED
For a Fund Share Outstanding               MAY 31, 2001     YEAR ENDED
Throughout the Year.                       (UNAUDITED)   NOVEMBER 30, 2000

NET ASSET VALUE, BEGINNING OF PERIOD         $11.95           $10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                    0.30             0.48
      Net realized and unrealized
          gain on investments                  0.91             1.82
                                          ---------        ---------

      Total from Investment
          Operations                           1.21             2.30
                                          ---------        ---------

 DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment
          income                             (0.20)           (0.35)
      Distributions from net
          realized gains                     (0.39)                -
                                          ---------        ---------

      Total Distributions                    (0.59)           (0.35)
                                          ---------        ---------

NET ASSET VALUE, END OF PERIOD               $12.57           $11.95
                                              =====            =====

TOTAL RETURN (1)                             10.24%           23.19%

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period         $17,460,001      $13,578,765
      Ratio of expenses to
           average net assets (2)             1.20%            1.32%
      Ratio of net investment income
           to average net assets (2)          6.79%            5.04%
      Portfolio turnover rate (1)               44%              87%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
    See notes to financial statements.

                       RREEF RREAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)



1.   ORGANIZATION

     RREEF Securities Trust (the "Trust") was organized on September 15, 1999 as a Delaware business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The RREEF RReal Estate Securities Fund (the "Fund") is a non-diversified portfolio of the Trust and is authorized to issue two classes of shares: Class A and Class B. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. Class A commenced operations on December 1, 1999; Class B commenced operations on February 23, 2000. At May 31, 2001, approximately two shares of Class B were outstanding representing a total net asset value of $25.68, or $12.47 per share.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                       RREEF RREAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)


     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at May 31, 2001, the Fund reduced undistributed net investment income and increased accumulated undistributed net realized gain on investments by $113,661.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2001 were $9,038,669 and $6,617,657 respectively.

     At May 31, 2001, accumulated net unrealized appreciation was $1,605,096 based on the aggregate cost of investments for federal income tax purposes of $15,576,769, which consisted of unrealized appreciation of $1,683,366 and unrealized depreciation of $78,270.

4.   INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

     INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an Investment Management Agreement with RREEF America L.L.C. (the "Adviser"). Pursuant to the agreement, the Fund pays the Adviser an investment management fee based on the average daily net assets at the annual rate of 1.00%. Fees for these services are reported as Investment Advisory Fees on the Statement of Operations. The Adviser pays all of the Fund's expenses other than 12b-1 fees, brokerage expenses, taxes, interest, fees and expenses of those Trustees who are not "interested persons" as defined in the 1940 Act (including legal fees), and extraordinary expenses.

     DISTRIBUTION AGREEMENTS. The Fund has adopted separate Distribution Plans (separately, the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each class of shares. The Fund does not directly pay for any distribution costs, except for those provided for in the Plan for Class B shares. The Plan for Class B shares permits the Fund to pay fees of 0.25% of average annual net assets to Sunstone Distribution Services, LLC (the "Distributor") for distribution of Class B shares through financial intermediaries other than the Distributor.

TRUSTEES                               Nicholas C. Babson
                                       Peter J. Broccolo
                                       Richard W. Burke
                                       Karen J. Knudson
                                       Robert L. Stovall

OFFICERS                               Albert D. Adriani
                                       Peter J. Broccolo
                                       Paula M. Ferkull
                                       Karen J. Knudson
                                       Mark D. Zeisloft

INVESTMENT ADVISER                     RREEF AMERICA L.L.C.
                                       875 North Michigan
                                       Avenue, Suite 4100
                                       Chicago, Illinois 60611

ADMINISTRATOR AND                      SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                        803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

CUSTODIAN                              UMB BANK, N.A.
                                       928 Grand Boulevard, 10th Floor
                                       Kansas City, Missouri 64106

INDEPENDENT AUDITORS                   DELOITTE & TOUCHE LLP
                                       180 North Stetson Avenue
                                       Chicago, Illinois 60601

LEGAL COUNSEL                          D'ANCONA & PFLAUM LLC
                                       111 East Wacker Drive, Suite 2800
                                       Chicago, Illinois 60601

DISTRIBUTOR                            SUNSTONE DISTRIBUTION SERVICES, LLC
                                       803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                    RREEF RREAL ESTATE SECURITIES FUND
AND TRANSFER AGENT                     c/o Sunstone Financial Group, Inc.
                                       803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of the RREEF RReal Estate Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

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